Consolidated Statements of Comprehensive Income (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Fair value fluctuation of available-for-sale investment, net of tax	¥ 0	$ 0	¥ 0	¥ 0
Fair value fluctuation of available-for-sale investment held by affiliates, net of tax	¥ 0	$ 0	¥ 0